5. Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	2014	2013
Furniture	$6,536	$6,536
Computers	11,091	11,091
Software	16,894	16,894
Less accumulated depreciation	(28,462)	(22,352)
	$6,059	$12,169